INCOME TAX (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF INCOME TAX EXPENSE

A summary of the Company’s income tax expense is as follows:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Current tax expense	32,266	4,692	50,133	12,734
Deferred tax (recovery)	3,801	(3,628)	2,373	8,036
Income tax expense	36,067	1,064	52,506	20,770

SCHEDULE OF RECONCILIATION OF INCOME TAXES AT THE STATUTORY RATE

A summary of the Company’s reconciliation of income taxes at statutory rates for the three and six months ended June 30, 2026 and 2025, is as follows:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Income before income taxes	38,072	22,041	82,981	51,198
Combined federal and provincial statutory income tax rates	27%	27%	27%	27%
Income tax expense at statutory rates	10,279	5,951	22,405	13,823

Permanent differences	7,368	5,943	5,716	(6,855)
Change due to differences in tax rates	5,117	4,435	8,865	15,169
Inflation adjustment	(512)	(33)	(928)	(50)
Change due to foreign translation	10,595	(15,779)	12,493	(3,063)
Deferred tax assets not recognized	1,089	1,585	1,720	1,324
Mexico mining royalty tax	1,026	48	2,924	235
Tax effect of investment in subsidiaries	(262)	(1,509)	(517)	(236)
Impact of change in accounting estimate	807	325	(172)	325
Others	560	98	-	98
Income tax expense	36,067	1,064	52,506	20,770

SCHEDULE OF DEFERRED TAX ASSETS

The significant components of the Company’s deferred tax assets are as follows:

	June 30, 2026	December 31, 2025
	$	$
Trade and other receivables	2,059	1,916
Accounts payable	987	-
Other liabilities	5,725	5,871
Mineral properties, plant and equipment	-	12
Decommissioning and restoration provision	2,510	2,671
Non-capital losses	1,595	2,706
Mining tax	2,162	616
Other	374	187
Deferred tax assets	15,412	13,979

SCHEDULE OF DEFERRED TAX LIABILITIES

The significant components of the Company’s deferred tax liabilities are as follows:

	June 30, 2026	December 31, 2025
	$	$
Mineral properties, plant and equipment	(23,502)	(22,570)
Investment in subsidiaries	(1,237)	(1,916)
Inventories	(5,215)	(1,444)
Trade payables and accrued liabilities	-	(22)
COMIBOL initial investment period CAPEX receivable	(3,037)	(3,565)
Mining tax	(497)	-
Other	(2,588)	(2,676)
Deferred tax liabilities	(36,076)	(32,193)

SCHEDULE OF RECONCILES DEFERRED TAX ASSETS AND LIABILITIES

The following table reconciles the deferred tax assets and liabilities to the Consolidated Statements of Financial Position:

	June 30, 2026	December 31, 2025
	$	$
Deferred tax assets	8,387	6,798
Deferred tax liabilities	(29,051)	(25,012)
	(20,664)	(18,214)